UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 2.1%
Boeing Co. (The)(a)	6,346	$858,296
Curtiss-Wright Corp.	1,655	110,273

		968,569

Airlines — 0.3%
Spirit Airlines, Inc.*	2,668	157,599

Auto Components — 0.1%
Dorman Products, Inc.*	1,272	67,581

Automobiles — 1.5%
Tesla Motors, Inc.*(a)	3,229	670,889

Banks — 2.9%
Bank of the Ozarks, Inc.	1,915	113,062
BankUnited, Inc.	4,037	131,364
BOK Financial Corp.	728	45,704
Columbia Banking System, Inc.	1,831	45,354
East West Bancorp, Inc.	5,401	180,825
First Republic Bank	4,052	206,085
Investors Bancorp, Inc.	7,088	76,550
JPMorgan Chase & Co.(a)	4,863	270,237
Pinnacle Financial Partners, Inc.	1,863	64,311
Prosperity Bancshares, Inc.	1,895	110,156
Signature Bank*	866	100,300

		1,343,948

Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.*	2,189	45,203
Alexion Pharmaceuticals, Inc.*(a)	2,633	437,920
Biogen Idec, Inc.*(a)	3,610	1,152,926
Flexion Therapeutics, Inc.*	367	4,676
KYTHERA Biopharmaceuticals, Inc.*	2,495	83,508
Receptos, Inc.*	1,057	31,456

		1,755,689

Capital Markets — 0.7%
Artisan Partners Asset Management, Inc. (Class A Stock)	1,745	100,373
Eaton Vance Corp.	74	2,749
Evercore Partners, Inc. (Class A Stock)	1,160	63,846
Waddell & Reed Financial, Inc. (Class A Stock)	2,528	152,641

		319,609

Chemicals — 1.8%
Albemarle Corp.	1,034	71,543
Monsanto Co.(a)	6,391	778,743

		850,286

Commercial Services & Supplies — 0.5%
Mobile Mini, Inc.	3,457	150,552
West Corp.	3,176	85,117

		235,669

Construction & Engineering — 0.2%
Great Lakes Dredge & Dock Corp.*	9,126	69,540

Consumer Finance — 0.9%
SLM Corp.	45,782	394,183

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co.*	2,546	46,388

Diversified Telecommunication Services — 0.4%
Cogent Communications Group, Inc.	1,930	70,773
Frontier Communications Corp.	13,665	79,120
Lumos Networks Corp.	2,094	31,578

		181,471

Electric Utilities — 0.2%
ITC Holdings Corp.	2,470	90,402

Electrical Equipment — 0.1%
Polypore International, Inc.*	859	38,183

Electronic Equipment, Instruments & Components — 2.6%
Anixter International, Inc.	954	98,262
FEI Co.	498	41,558
Flextronics International Ltd.*(a)	102,341	1,040,808

		1,180,628

Energy Equipment & Services — 4.8%
Dril-Quip, Inc.*	1,186	121,233
Halliburton Co.(a)	17,728	1,145,938
Schlumberger Ltd.	8,539	888,397
Superior Energy Services, Inc.	1,273	42,251

		2,197,819

Food & Staples Retailing — 0.3%
Fresh Market, Inc. (The)*	1,191	36,504
Susser Holdings Corp.*	831	65,907
United Natural Foods, Inc.*	557	37,547

		139,958

Food Products — 5.0%
Adecoagro SA (Argentina)*	7,792	70,907
Bunge Ltd.(a)	12,655	983,420
Darling International, Inc.*	4,138	82,719
Hain Celestial Group, Inc. (The)*	1,347	122,200
Mondelez International, Inc. (Class A Stock)(a)	27,566	1,037,033

		2,296,279

Health Care Equipment & Supplies — 0.1%
Tandem Diabetes Care, Inc.*	1,019	16,548
TearLab Corp.*	1,216	6,068

		22,616

Health Care Providers & Services — 3.8%
Air Methods Corp.*	3,124	150,577
Centene Corp.*	2,453	182,798
Envision Healthcare Holdings, Inc.*	1,849	63,753
Express Scripts Holding Co.*(a)	13,191	942,761
Healthways, Inc.*	3,413	58,806
Molina Healthcare, Inc.*	2,070	89,196
MWI Veterinary Supply, Inc.*	698	97,378
Premier, Inc. (Class A Stock)*	1,610	47,720
Team Health Holdings, Inc.*	1,041	52,852
Universal Health Services, Inc. (Class B Stock)	614	54,996

		1,740,837

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.(a)	24,988	1,000,270
Cheesecake Factory, Inc. (The)	1,777	81,511
Del Frisco’s Restaurant Group, Inc.*	2,612	70,550
Extended Stay America, Inc.	692	15,293

International Game Technology(a)	46,630	585,207
Vail Resorts, Inc.	1,606	111,922

		1,864,753

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	23,356	832,408

Insurance — 3.2%
MetLife, Inc.(a)	16,094	819,667
Protective Life Corp.	3,505	183,311
Symetra Financial Corp.	7,250	151,163
W.R. Berkley Corp.	3,470	154,658
White Mountains Insurance Group Ltd.	303	178,928

		1,487,727

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.*(a)	2,124	663,856
Priceline Group, Inc. (The)*	702	897,598
Vitacost.com, Inc.*	2,827	18,715

		1,580,169

Internet Software & Services — 6.1%
Bankrate, Inc.*	4,071	61,676
Cornerstone OnDemand, Inc.*	2,302	92,517
Facebook, Inc. (Class A Stock)*(a)	15,749	996,912
Google, Inc. (Class A Stock)*	881	503,623
Google, Inc. (Class C Stock)*	881	494,223
GrubHub, Inc.*	59	2,011
LinkedIn Corp. (Class A Stock)*(a)	4,276	684,545

		2,835,507

IT Services — 3.0%
Global Payments, Inc.	2,484	170,303
InterXion Holding NV (Netherlands)*	1,585	41,670
MasterCard, Inc. (Class A Stock)(a)	12,906	986,664
Vantiv, Inc. (Class A Stock)*	5,499	170,414

		1,369,051

Life Sciences Tools & Services — 0.8%
Fluidigm Corp.*	3,090	85,717
ICON PLC (Ireland)*	646	27,306
Illumina, Inc.*	1,729	273,614

		386,637

Machinery — 1.2%
CIRCOR International, Inc.	1,061	80,912
Crane Co.	1,662	123,171
IDEX Corp.	809	62,034
NN, Inc.	1,401	34,366
Rexnord Corp.*	4,024	102,894
Terex Corp.	1,471	56,575
WABCO Holdings, Inc.*	776	82,853

		542,805

Media — 1.8%
Cinemark Holdings, Inc.	3,220	101,495
Walt Disney Co. (The)	8,435	708,624

		810,119

Metals & Mining — 2.1%
Constellium NV (Netherlands) (Class A Stock)*	2,183	63,613
Goldcorp, Inc. (Canada)(a)	32,990	770,976

McEwen Mining, Inc.*	9,514	20,645
Reliance Steel & Aluminum Co.	1,821	131,021

		986,255

Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp.(a)	10,403	1,070,052
Cheniere Energy Partners LP Holdings LLC	1,584	42,388
Laredo Petroleum, Inc.*	501	13,863
Noble Energy, Inc.(a)	14,177	1,021,736
PDC Energy, Inc.*	1,647	105,721
Rosetta Resources, Inc.*	3,371	158,875
SemGroup Corp. (Class A Stock)	2,161	146,818
Southwestern Energy Co.*(a)	12,836	583,653
Targa Resources Corp.	1,150	132,204
Western Refining, Inc.	2,129	87,332
Whiting Petroleum Corp.*	1,481	106,410

		3,469,052

Personal Products — 1.7%
Avon Products, Inc.(a)	51,711	738,950
Herbalife Ltd.	689	44,668

		783,618

Pharmaceuticals — 8.1%
Allergan, Inc.(a)	4,240	710,031
Aratana Therapeutics, Inc.*	2,289	32,183
Bayer AG (Germany), ADR(a)	5,898	852,078
Bristol-Myers Squibb Co.(a)	16,789	835,085
Pacira Pharmaceuticals, Inc.*	2,379	184,634
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	18,988	958,704
Valeant Pharmaceuticals International, Inc.*	1,200	157,452

		3,730,167

Professional Services — 0.2%
Corporate Executive Board Co. (The)	734	50,037
Korn/Ferry International*	1,985	60,284

		110,321

Real Estate Investment Trusts (REITs) — 1.3%
Capstead Mortgage Corp.	4,096	53,944
Chimera Investment Corp.	16,910	53,266
Colony Financial, Inc.	3,549	78,646
Hersha Hospitality Trust	12,597	79,739
MFA Financial, Inc.	21,260	174,970
Pebblebrook Hotel Trust	1,841	65,429
Starwood Property Trust, Inc.	1,751	42,707
Summit Hotel Properties, Inc.	6,796	68,232

		616,933

Road & Rail — 3.5%
Canadian Pacific Railway Ltd. (Canada)(a)	5,075	850,164
Genesee & Wyoming, Inc. (Class A Stock)*	329	32,028
Heartland Express, Inc.	3,680	79,580
Hertz Global Holdings, Inc.*(a)	22,870	675,123

		1,636,895

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.(a)	54,804	1,106,493
Cavium, Inc.*	4,084	200,034
Hittite Microwave Corp.	1,031	60,623
Power Integrations, Inc.	2,498	125,624
Semtech Corp.*	2,936	76,160

		1,568,934

Software — 2.5%
BroadSoft, Inc.*	1,164	25,107
CommVault Systems, Inc.*	575	28,129
Fortinet, Inc.*	2,947	66,219
QLIK Technologies, Inc.*	2,166	47,024
salesforce.com, inc.*(a)	16,128	848,817
SolarWinds, Inc.*	3,147	123,016

		1,138,312

Specialty Retail — 0.8%
Chico’s FAS, Inc.	4,243	64,324
DSW, Inc. (Class A Stock)	3,911	97,971
Mattress Firm Holding Corp.*	3,228	144,808
Pier 1 Imports, Inc.	2,247	39,570
Restoration Hardware Holdings, Inc.*	478	31,777

		378,450

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.(a)	1,517	960,261

Textiles, Apparel & Luxury Goods — 5.2%
Deckers Outdoor Corp.*	1,210	93,521
Kate Spade & Co.*(a)	16,852	613,582
Michael Kors Holdings Ltd.*(a)	8,019	756,833
NIKE, Inc. (Class B Stock)(a)	12,466	958,760

		2,422,696

Wireless Telecommunication Services — 0.2%
SBA Communications Corp. (Class A Stock)*	1,084	110,026

TOTAL LONG-TERM INVESTMENTS (cost $32,950,938)		44,389,239

SHORT-TERM INVESTMENT — 10.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,780,912)(b)	4,780,912	4,780,912

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 106.4% (cost $37,731,850)(d)		49,170,151

SECURITIES SOLD SHORT(c) — (93.6)%
COMMON STOCKS — (67.6)%
Aerospace & Defense
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	281	(9,118)

Air Freight & Logistics — (0.6)%
C.H. Robinson Worldwide, Inc.	4,942	(295,828)

Auto Components
Dana Holding Corp.	401	(8,878)

Banks — (2.4)%
Bank of America Corp.	43,296	(655,501)
First Horizon National Corp.	37,746	(432,569)
Sterling Bancorp	742	(8,407)

		(1,096,477)

Beverages — (2.1)%
Brown-Forman Corp. (Class B Stock)	1,948	(180,521)
Coca-Cola Co. (The)	18,292	(748,326)
PepsiCo, Inc.	681	(60,153)

		(989,000)

Biotechnology — (0.5)%
Enanta Pharmaceuticals, Inc.*	229	(8,697)
Medivation, Inc.*	848	(61,760)
Pharmacyclics, Inc.*	583	(51,788)
Puma Biotechnology, Inc.*	106	(8,102)
Regeneron Pharmaceuticals, Inc.*	300	(92,088)

		(222,435)

Capital Markets — (0.4)%
Affiliated Managers Group, Inc.*	1,044	(196,898)

Chemicals — (1.3)%
Balchem Corp.	1,813	(99,969)
Huntsman Corp.	340	(9,075)
International Flavors & Fragrances, Inc.	87	(8,636)
Rockwood Holdings, Inc.	165	(12,601)
Sherwin-Williams Co. (The)	2,319	(474,490)

		(604,771)

Commercial Services & Supplies — (1.8)%
Clean Harbors, Inc.*	5,471	(334,333)
Covanta Holding Corp.	464	(8,858)
Waste Management, Inc.	10,593	(473,295)

		(816,486)

Communications Equipment — (0.1)%
Aruba Networks, Inc.*	2,860	(52,953)

Construction Materials — (0.2)%
Martin Marietta Materials, Inc.	815	(100,082)

Distributors — (0.6)%
LKQ Corp.*	9,726	(269,799)

Diversified Consumer Services — (0.2)%
Bright Horizons Family Solutions, Inc.*	2,290	(89,264)
H&R Block, Inc.	297	(8,845)
K12, Inc.*	358	(8,220)

		(106,329)

Diversified Financial Services — (1.8)%
Berkshire Hathaway, Inc. (Class B Stock)*	66	(8,470)
CME Group, Inc.	4,791	(344,952)
Intercontinental Exchange, Inc.	2,312	(454,077)
Leucadia National Corp.	333	(8,542)

		(816,041)

Diversified Telecommunication Services — (1.8)%
AT&T, Inc.	23,001	(815,845)

Electric Utilities — (2.1)%
Duke Energy Corp.	7,171	(509,715)
FirstEnergy Corp.	13,467	(455,454)
Pepco Holdings, Inc.	508	(14,072)
Southern Co. (The)	189	(8,274)

		(987,515)

Electrical Equipment — (1.1)%
Emerson Electric Co.	7,754	(517,424)

Electronic Equipment, Instruments & Components
National Instruments Corp.	314	(8,993)
Trimble Navigation Ltd.*	220	(7,935)

		(16,928)

Food & Staples Retailing — (1.4)%
Wal-Mart Stores, Inc.	8,651	(664,137)

Food Products — (0.1)%
Campbell Soup Co.	189	(8,675)
Fresh Del Monte Produce, Inc.	303	(8,778)
Hershey Co. (The)	89	(8,663)
Hormel Foods Corp.	180	(8,858)

		(34,974)

Health Care Equipment & Supplies — (1.2)%
Becton, Dickinson & Co.	76	(8,945)
Intuitive Surgical, Inc.*	23	(8,504)
Stryker Corp.	6,196	(523,500)
Zeltiq Aesthetics, Inc.*	486	(8,496)

		(549,445)

Health Care Providers & Services — (1.4)%
AmerisourceBergen Corp.	7,059	(516,578)
Tenet Healthcare Corp.*	2,594	(121,918)

		(638,496)

Health Care Technology — (1.0)%
Cerner Corp.*	8,953	(483,910)

Hotels, Restaurants & Leisure — (1.6)%
McDonald’s Corp.	1,903	(193,022)
SeaWorld Entertainment, Inc.	739	(22,554)
Yum! Brands, Inc.	6,523	(504,293)

		(719,869)

Household Products — (3.1)%
Colgate-Palmolive Co.	8,282	(566,489)
Procter & Gamble Co. (The)	10,788	(871,562)

		(1,438,051)

Independent Power & Renewable Electricity Producers — (0.9)%
AES Corp.	30,277	(426,906)

Industrial Conglomerates — (1.0)%
General Electric Co.	17,630	(472,308)

Insurance — (1.3)%
Erie Indemnity Co. (Class A Stock)	120	(9,088)
Fidelity National Financial, Inc.	5,111	(170,401)
Loews Corp.	9,063	(390,887)
Markel Corp.*	14	(8,963)

		(579,339)

Internet & Catalog Retail — (0.1)%
Shutterfly, Inc.*	1,040	(42,786)

Internet Software & Services — (3.0)%
AOL, Inc.*	9,867	(357,975)
eBay, Inc.*	10,919	(553,921)
Equinix, Inc.*	2,361	(469,248)

		(1,381,144)

IT Services — (3.4)%
Automatic Data Processing, Inc.	6,497	(517,681)
Fiserv, Inc.*	472	(28,372)
International Business Machines Corp.	4,205	(775,234)
Leidos Holdings, Inc.	7,122	(271,704)

		(1,592,991)

Leisure Products — (0.2)%
Mattel, Inc.	2,036	(79,058)

Life Sciences Tools & Services — (0.4)%
Bio-Rad Laboratories, Inc. (Class A Stock)*	69	(8,330)
QIAGEN NV*	6,876	(157,873)

		(166,203)

Machinery — (1.1)%
Illinois Tool Works, Inc.	5,739	(496,710)
Stanley Black & Decker, Inc.	99	(8,653)

		(505,363)

Media — (3.1)%
Charter Communications, Inc. (Class A Stock)*	3,262	(466,923)
Lamar Advertising Co.	172	(8,486)
Madison Square Garden Co. (The)*	155	(8,502)
Sinclair Broadcast Group, Inc. (Class A Stock)	15,730	(465,293)
Sirius XM Holdings, Inc.*	6,300	(20,664)
Thomson Reuters Corp. (Canada)	12,695	(440,390)

		(1,410,258)

Metals & Mining — (0.9)%
Allegheny Technologies, Inc.	2,532	(103,989)
Compass Minerals International, Inc.	94	(8,741)
Newmont Mining Corp.	1,005	(23,004)
Nucor Corp.	165	(8,354)
Royal Gold, Inc.	4,484	(281,237)

		(425,325)

Multi-Utilities — (0.6)%
Dominion Resources, Inc.	118	(8,137)
PG&E Corp.	5,704	(261,643)

		(269,780)

Multiline Retail — (1.0)%
Target Corp.	8,233	(467,305)

Oil, Gas & Consumable Fuels — (8.2)%
Cabot Oil & Gas Corp.	11,706	(424,225)
Chesapeake Energy Corp.	5,201	(149,373)
CONSOL Energy, Inc.	9,929	(438,564)
Devon Energy Corp.	6,944	(513,162)
EQT Corp.	1,910	(204,141)
Gulfport Energy Corp.*	118	(7,260)
Kinder Morgan, Inc.	14,461	(482,853)
ONEOK, Inc.	1,377	(88,803)
Pioneer Natural Resources Co.	44	(9,247)
Range Resources Corp.	5,122	(476,090)
Spectra Energy Corp.	10,797	(438,142)
Tesoro Corp.	151	(8,486)
Williams Cos., Inc. (The)	11,270	(529,239)

		(3,769,585)

Pharmaceuticals — (1.0)%
Akorn, Inc.*	4,153	(116,159)
Johnson & Johnson	3,169	(321,527)

Pfizer, Inc.	274	(8,119)
Zoetis, Inc.	282	(8,657)

		(454,462)

Professional Services — (1.1)%
Nielsen Holdings NV	3,359	(162,106)
Verisk Analytics, Inc. (Class A Stock)*	5,738	(339,632)

		(501,738)

Real Estate Investment Trusts (REITs) — (3.5)%
AvalonBay Communities, Inc.	62	(8,794)
Equity Residential	2,758	(170,444)
Essex Property Trust, Inc.	49	(8,867)
General Growth Properties, Inc.	1,144	(27,261)
Health Care REIT, Inc.	3,785	(239,326)
Host Hotels & Resorts, Inc.	4,609	(101,721)
Kimco Realty Corp.	371	(8,503)
Macerich Co. (The)	132	(8,717)
Simon Property Group, Inc.	3,094	(515,027)
SL Green Realty Corp.	81	(8,869)
Ventas, Inc.	7,011	(468,335)
Washington Prime Group, Inc.*	1,547	(30,770)

		(1,596,634)

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	295	(8,803)

Road & Rail — (1.1)%
Kansas City Southern	4,510	(484,915)

Semiconductors & Semiconductor Equipment — (1.4)%
Broadcom Corp. (Class A Stock)	15,149	(482,799)
Cree, Inc.*	2,700	(129,924)
Microsemi Corp.*	370	(9,002)
SunEdison, Inc.*	1,169	(23,017)

		(644,742)

Software — (3.3)%
ANSYS, Inc.*	118	(8,667)
Autodesk, Inc.*	8,224	(430,691)
Citrix Systems, Inc.*	1,544	(95,682)
Ellie Mae, Inc.*	352	(9,803)
Nuance Communications, Inc.*	19,190	(310,590)
Oracle Corp.	209	(8,782)
Rovi Corp.*	3,551	(85,828)
Solera Holdings, Inc.	6,626	(432,346)
TIBCO Software, Inc.*	6,292	(135,341)

		(1,517,730)

Specialty Retail — (1.4)%
Abercrombie & Fitch Co. (Class A Stock)	226	(8,590)
Home Depot, Inc. (The)	8,182	(656,442)

		(665,032)

Thrifts & Mortgage Finance — (0.5)%
TFS Financial Corp.*	17,926	(241,643)

Tobacco — (1.6)%
Altria Group, Inc.	215	(8,935)
Philip Morris International, Inc.	8,326	(737,184)

		(746,119)

Trading Companies & Distributors — (0.7)%
W.W. Grainger, Inc.	1,276	(329,680)

TOTAL COMMON STOCKS (proceeds received $30,651,619)		(31,231,538)

EXCHANGE TRADED FUNDS — (26.0)%
Consumer Discretionary Select Sector SPDR Fund	15,177	(996,674)
Consumer Staples Select Sector SPDR Fund	193	(8,685)
Energy Select Sector SPDR Fund	6,984	(665,435)
Financial Select Sector SPDR Fund	97,116	(2,164,716)
Health Care Select Sector SPDR Fund	36,678	(2,192,611)
Industrial Select Sector SPDR Fund	11,169	(603,684)
iShares NASDAQ Biotechnology ETF	4,043	(968,662)
SPDR S&P 500 ETF Trust	11,347	(2,185,773)
Technology Select Sector SPDR Fund	58,551	(2,214,399)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds received $10,771,960)		(12,000,639)

TOTAL SECURITIES SOLD SHORT (proceeds received $41,423,579)		(43,232,177)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 12.8% (proceeds received $3,691,729)(d)		5,937,974
Other assets in excess of liabilities — 87.2%		40,273,109

NET ASSETS — 100.0%		$46,211,083

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short contracts.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $43,232,177. Deposit with Pershing in an amount of $40,477,219, combined with aggregate value of securities segregated as collateral in the amount of $15,655,269, exceeds the value of securities sold short as of May 31, 2014. Securities sold short are subject to contractual netting arrangements.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$40,479,700

Appreciation	9,343,739
Depreciation	(653,288)

Net Unrealized Appreciation	$8,690,451

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Long Positions
Common Stocks
Aerospace & Defense	$968,569	$—	$—
Airlines	157,599	—	—
Auto Components	67,581	—	—
Automobiles	670,889	—	—
Banks	1,343,948	—	—
Biotechnology	1,755,689	—	—
Capital Markets	319,609	—	—
Chemicals	850,286	—	—
Commercial Services & Supplies	235,669	—	—
Construction & Engineering	69,540	—	—
Consumer Finance	394,183	—	—
Diversified Consumer Services	46,388	—	—
Diversified Telecommunication Services	181,471	—	—
Electric Utilities	90,402	—	—
Electrical Equipment	38,183	—	—
Electronic Equipment, Instruments & Components	1,180,628	—	—
Energy Equipment & Services	2,197,819	—	—
Food & Staples Retailing	139,958	—	—
Food Products	2,296,279	—	—
Health Care Equipment & Supplies	22,616	—	—
Health Care Providers & Services	1,740,837	—	—
Hotels, Restaurants & Leisure	1,864,753	—	—
Independent Power & Renewable Electricity Producers	832,408	—	—
Insurance	1,487,727	—	—
Internet & Catalog Retail	1,580,169	—	—
Internet Software & Services	2,835,507	—	—
IT Services	1,369,051	—	—
Life Sciences Tools & Services	386,637	—	—
Machinery	542,805	—	—
Media	810,119	—	—
Metals & Mining	986,255	—	—
Oil, Gas & Consumable Fuels	3,469,052	—	—
Personal Products	783,618	—	—
Pharmaceuticals	3,730,167	—	—
Professional Services	110,321	—	—
Real Estate Investment Trusts (REITs)	616,933	—	—
Road & Rail	1,636,895	—	—
Semiconductors & Semiconductor Equipment	1,568,934	—	—
Software	1,138,312	—	—
Specialty Retail	378,450	—	—
Technology Hardware, Storage & Peripherals	960,261	—	—
Textiles, Apparel & Luxury Goods	2,422,696	—	—
Wireless Telecommunication Services	110,026	—	—
Affiliated Money Market Mutual Fund	4,780,912	—	—
Securities Sold Short
Common Stocks
Aerospace & Defense	(9,118)	—	—
Air Freight & Logistics	(295,828)	—	—
Auto Components	(8,878)	—	—
Banks	(1,096,477)	—	—
Beverages	(989,000)	—	—

Biotechnology	(222,435)	—	—
Capital Markets	(196,898)	—	—
Chemicals	(604,771)	—	—
Commercial Services & Supplies	(816,486)	—	—
Communications Equipment	(52,953)	—	—
Construction Materials	(100,082)	—	—
Distributors	(269,799)	—	—
Diversified Consumer Services	(106,329)	—	—
Diversified Financial Services	(816,041)	—	—
Diversified Telecommunication Services	(815,845)	—	—
Electric Utilities	(987,515)	—	—
Electrical Equipment	(517,424)	—	—
Electronic Equipment, Instruments & Components	(16,928)	—	—
Food & Staples Retailing	(664,137)	—	—
Food Products	(34,974)	—	—
Health Care Equipment & Supplies	(549,445)	—	—
Health Care Providers & Services	(638,496)	—	—
Health Care Technology	(483,910)	—	—
Hotels, Restaurants & Leisure	(719,869)	—	—
Household Products	(1,438,051)	—	—
Independent Power & Renewable Electricity Producers	(426,906)	—	—
Industrial Conglomerates	(472,308)	—	—
Insurance	(579,339)	—	—
Internet & Catalog Retail	(42,786)	—	—
Internet Software & Services	(1,381,144)	—	—
IT Services	(1,592,991)	—	—
Leisure Products	(79,058)	—	—
Life Sciences Tools & Services	(166,203)	—	—
Machinery	(505,363)	—	—
Media	(1,410,258)	—	—
Metals & Mining	(425,325)	—	—
Multi-Utilities	(269,780)	—	—
Multiline Retail	(467,305)	—	—
Oil, Gas & Consumable Fuels	(3,769,585)	—	—
Pharmaceuticals	(454,462)	—	—
Professional Services	(501,738)	—	—
Real Estate Investment Trusts (REITs)	(1,596,634)	—	—
Real Estate Management & Development	(8,803)	—	—
Road & Rail	(484,915)	—	—
Semiconductors & Semiconductor Equipment	(644,742)	—	—
Software	(1,517,730)	—	—
Specialty Retail	(665,032)	—	—
Thrifts & Mortgage Finance	(241,643)	—	—
Tobacco	(746,119)	—	—
Trading Companies & Distributors	(329,680)	—	—
Exchange Traded Funds	(12,000,639)	—	—

Total	$5,937,974	$—	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	42,149	$5,700,652

Automobiles — 1.6%
Tesla Motors, Inc.*(a)	27,573	5,728,842

Biotechnology — 9.9%
Alexion Pharmaceuticals, Inc.*	42,354	7,044,317
Biogen Idec, Inc.*	47,839	15,278,342
Celgene Corp.*	40,766	6,238,421
Gilead Sciences, Inc.*	98,519	8,000,728

		36,561,808

Capital Markets — 2.0%
Morgan Stanley	243,476	7,513,669

Chemicals — 3.0%
Monsanto Co.	89,266	10,877,062

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	90,800	9,446,832

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	65,919	7,647,922
Whole Foods Market, Inc.	91,241	3,489,056

		11,136,978

Health Care Technology
Castlight Health, Inc. (Class B Stock)*(a)	4,670	70,891

Hotels, Restaurants & Leisure — 3.4%
Dunkin’ Brands Group, Inc.(a)	110,326	4,938,192
Starbucks Corp.	103,484	7,579,168

		12,517,360

Internet & Catalog Retail — 7.4%
Amazon.com, Inc.*	35,591	11,123,967
ASOS PLC (United Kingdom)*	53,816	4,100,313
Coupons.com, Inc.*(a)	4,163	107,489
Priceline Group, Inc. (The)*	9,228	11,799,197

		27,130,966

Internet Software & Services — 11.7%
Facebook, Inc. (Class A Stock)*	235,152	14,885,122
Google, Inc. (Class A Stock)*	16,682	9,536,265
Google, Inc. (Class C Stock)*	16,682	9,358,268
LinkedIn Corp. (Class A Stock)*	39,938	6,393,674
Twitter, Inc.*(a)	87,365	2,834,121

		43,007,450

IT Services — 6.8%
FleetCor Technologies, Inc.*	50,615	6,398,242
MasterCard, Inc. (Class A Stock)	244,666	18,704,716

		25,102,958

Life Sciences Tools & Services — 2.1%
Illumina, Inc.*(a)	48,202	7,627,967

Media — 3.3%
Walt Disney Co. (The)	143,014	12,014,606

Pharmaceuticals — 7.2%
Allergan, Inc.	31,742	5,315,515
Bristol-Myers Squibb Co.	182,448	9,074,964
Novo Nordisk A/S (Denmark), ADR	223,771	9,461,038
Valeant Pharmaceuticals International, Inc.*(a)	18,463	2,422,530

		26,274,047

Road & Rail — 2.9%
Canadian Pacific Railway Ltd. (Canada)	64,272	10,766,845

Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	188,997	3,815,849

Software — 8.2%
FireEye, Inc.*(a)	52,109	1,712,823
Red Hat, Inc.*	109,462	5,486,235
salesforce.com, inc.*(a)	156,170	8,219,227
Splunk, Inc.*	81,188	3,398,530
VMware, Inc. (Class A Stock)*(a)	78,470	7,572,355
Workday, Inc. (Class A Stock)*(a)	49,315	3,864,817

		30,253,987

Specialty Retail — 4.9%
Inditex SA (Spain), ADR	267,876	7,803,228
TJX Cos., Inc. (The)	186,961	10,180,026

		17,983,254

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	30,819	19,508,427

Textiles, Apparel & Luxury Goods — 7.1%
Burberry Group PLC (United Kingdom)	149,708	3,849,324
Michael Kors Holdings Ltd.*	117,343	11,074,832
NIKE, Inc. (Class B Stock)	146,445	11,263,085

		26,187,241

Wireless Telecommunication Services — 2.2%
SBA Communications Corp. (Class A Stock)*	79,152	8,033,928

TOTAL LONG-TERM INVESTMENTS (cost $227,597,646)		357,261,619

SHORT-TERM INVESTMENT — 13.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $50,423,693; includes $37,875,326 of cash collateral for securities on loan)(b)(c)	50,423,693	50,423,693

TOTAL INVESTMENTS — 110.9% (cost $278,021,339)(d)		407,685,312
Liabilities in excess of other assets — (10.9)%		(40,110,939)

NET ASSETS — 100.0%		$367,574,373

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,436,657; cash collateral of $37,875,326 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$281,098,797

Appreciation	131,617,173
Depreciation	(5,030,658)

Net Unrealized Appreciation	$126,586,515

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,700,652	$—	$—
Automobiles	5,728,842	—	—
Biotechnology	36,561,808	—	—
Capital Markets	7,513,669	—	—
Chemicals	10,877,062	—	—
Energy Equipment & Services	9,446,832	—	—
Food & Staples Retailing	11,136,978	—	—
Health Care Technology	70,891	—	—
Hotels, Restaurants & Leisure	12,517,360	—	—
Internet & Catalog Retail	23,030,653	4,100,313	—
Internet Software & Services	43,007,450	—	—
IT Services	25,102,958	—	—
Life Sciences Tools & Services	7,627,967	—	—
Media	12,014,606	—	—
Pharmaceuticals	26,274,047	—	—
Road & Rail	10,766,845	—	—
Semiconductors & Semiconductor Equipment	3,815,849	—	—
Software	30,253,987	—	—
Specialty Retail	17,983,254	—	—
Technology Hardware, Storage & Peripherals	19,508,427	—	—
Textiles, Apparel & Luxury Goods	22,337,917	3,849,324	—
Wireless Telecommunication Services	8,033,928	—	—
Affiliated Money Market Mutual Fund	50,423,693	—	—

Total	$399,735,675	$7,949,637	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of May 31, 2014 (Unaudited)

				Shares	Value
LONG-TERM INVESTMENTS — 79.8%
AFFILIATED MUTUAL FUNDS — 57.7%
Prudential International Real Estate Fund (Class Z)				644,954	$7,062,248
Prudential Jennison Global Infrastructure Fund (Class Z)				1,279,846	15,678,108
Prudential Jennison MLP Fund (Class Z)				1,127,590	12,741,764
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*				73,774	4,191,848
Prudential Short Duration High Yield Income Fund (Class Z)				190,138	1,870,959
Prudential US Real Estate Fund (Class Z)				972,133	13,162,685

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,290,011)(a)					54,707,612

	Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/16 - 01/15/23		6,945	7,316,933
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.375%	07/15/23		710	736,483
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%	07/15/21 - 02/15/43		1,095	1,147,994
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.750%	02/15/42		325	317,823
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%	01/15/21		1,575	1,842,350
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.250%	07/15/20		195	231,636
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.375%	07/15/18 - 02/15/44		890	1,029,371
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.625%	01/15/18		405	498,458
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%	01/15/28		290	377,840
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%	07/15/15 - 07/15/19		530	665,294
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/16 - 01/15/26		890	1,152,563
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%	01/15/19 - 02/15/41		875	1,150,380
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/17 - 01/15/27		1,715	2,441,917
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%	07/15/16 - 01/15/29		535	708,860
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.375%	04/15/32		85	164,024
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%	04/15/28		275	566,811
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29		300	632,841

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,309,819)					20,981,578

TOTAL LONG-TERM INVESTMENTS (cost $68,599,830)					75,689,190

SHORT-TERM INVESTMENTS — 18.4%

U.S. TREASURY OBLIGATIONS(b)(c) — 17.1%
U.S. Treasury Bills	0.020%	08/21/14	(d)	14,100	14,098,985
U.S. Treasury Bills	0.040%	07/10/14		2,000	1,999,952
U.S. Treasury Bills	0.050%	06/19/14	(d)	100	99,999

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,199,287)					16,198,936

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 1.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,210,256)(a)	1,210,256	1,210,256

TOTAL SHORT-TERM INVESTMENTS (cost $17,409,543)		17,409,192

TOTAL INVESTMENTS — 98.2% (cost $86,009,373)(e)		93,098,382
Other assets in excess of liabilities(f) — 1.8%		1,707,780

NET ASSETS — 100.0%		$94,806,162

The following abbreviation is used in the portfolio descriptions:

TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$89,948,847

Appreciation	3,869,231
Depreciation	(719,696)

Net Unrealized Appreciation	$3,149,535

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts open at May 31, 2014(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2014	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
9	Brent Crude	Sept. 2014	$956,690	$971,460	$14,770
1	Brent Crude	Dec. 2014	104,800	106,360	1,560
8	Coffee ‘C’	Jul. 2014	576,706	532,500	(44,206)
7	Copper	Jul. 2014	530,225	546,612	16,387
2	Copper	Sept. 2014	154,806	155,775	969
4	Copper	Dec. 2014	308,037	310,750	2,713
28	Corn	Jul. 2014	706,650	652,050	(54,600)
28	Corn	Dec. 2014	677,854	640,500	(37,354)
3	Cotton No. 2	Jul. 2014	137,555	129,405	(8,150)
3	Cotton No. 2	Dec. 2014	121,775	116,205	(5,570)
3	Gasoline RBOB	Jul. 2014	366,883	374,459	7,576
2	Gasoline RBOB	Sept. 2014	236,863	242,945	6,082
18	Gold 100 oz	Aug. 2014	2,329,750	2,242,800	(86,950)
3	Hard Red Winter Wheat	Jul. 2014	115,325	108,450	(6,875)
3	Hard Red Winter Wheat	Dec. 2014	117,363	111,300	(6,063)
5	Lean Hogs	Jul. 2014	248,930	240,950	(7,980)
5	Lean Hogs	Oct. 2014	174,430	211,700	37,270
7	Live Cattle	Aug. 2014	386,220	388,080	1,860
1	Live Cattle	Apr. 2015	58,560	59,400	840
6	LME Nickel	Jul. 2014	636,592	692,388	55,796
1	LME Nickel	Dec. 2014	116,382	115,680	(702)

18	LME PRI Aluminum	Jul. 2014	814,119	822,712	8,593
4	LME PRI Aluminum	Dec. 2014	187,485	187,600	115
9	LME Zinc	Jul. 2014	456,901	461,531	4,630
4	LME Zinc	Sept. 2014	201,411	205,775	4,364
18	Natural Gas	Jul. 2014	829,770	817,560	(12,210)
3	Natural Gas	Oct. 2014	133,660	134,610	950
6	Natural Gas	Apr. 2015	244,450	246,960	2,510
10	No. 2 Soft Red Winter Wheat	Jul. 2014	344,887	313,625	(31,262)
4	No. 2 Soft Red Winter Wheat	Dec. 2014	145,038	132,100	(12,938)
4	No. 2 Soft Red Winter Wheat	Mar. 2015	150,313	135,450	(14,863)
2	NY Harbor ULSD	Jul. 2014	245,830	242,609	(3,221)
3	NY Harbor ULSD	Dec. 2014	366,580	366,484	(96)
8	Silver	Jul. 2014	796,795	747,280	(49,515)
7	Soybean	Jul. 2014	509,906	522,638	12,732
5	Soybean	Nov. 2014	307,238	308,438	1,200
5	Soybean Meal	Jul. 2014	235,190	250,100	14,910
7	Soybean Meal	Dec. 2014	271,220	282,520	11,300
13	Soybean Oil	Jul. 2014	328,500	300,300	(28,200)
7	Soybean Oil	Jan. 2015	173,994	164,094	(9,900)
34	Sugar #11 (World)	Jul. 2014	668,308	661,830	(6,478)
2	Sugar #11 (World)	Oct. 2014	40,421	40,746	325
7	WTI Crude	Jul. 2014	705,530	718,970	13,440
4	WTI Crude	Dec. 2014	366,320	392,200	25,880

					(180,361)

	Short Positions:
5	LME Zinc	Jul. 2014	252,345	256,406	(4,061)
5	LME PRI Aluminum	Jul. 2014	233,356	228,531	4,825
3	LME Nickel	Jul. 2014	343,092	346,194	(3,102)

					(2,338)

					$(182,699)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury securities with a combined market value of $1,199,920 have been segregated with Goldman Sachs and Credit Suisse to cover requirements for open futures contracts at May 31, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of May 31, 2014.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of May 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$55,917,868	$—	$—
U.S. Treasury Obligations	—	37,180,514	—
Other Financial Instruments*
Futures	(182,699)	—	—

Total	$55,735,169	$37,180,514	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Strategic Value Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.7%
L-3 Communications Holdings, Inc.	3,300	$399,861
Northrop Grumman Corp.	6,300	765,765
Raytheon Co.	1,200	117,084

		1,282,710

Airlines — 1.4%
Alaska Air Group, Inc.	6,300	620,298
Delta Air Lines, Inc.	2,500	99,775
Southwest Airlines Co.	12,600	333,270

		1,053,343

Auto Components — 1.1%
Lear Corp.	7,200	633,960
TRW Automotive Holdings Corp.*	1,600	135,792

		769,752

Automobiles — 0.9%
Ford Motor Co.	38,600	634,584

Banks — 14.2%
Bank of America Corp.	75,219	1,138,815
BB&T Corp.	6,700	254,064
BOK Financial Corp.	2,600	163,228
Citigroup, Inc.	24,800	1,179,736
East West Bancorp, Inc.	5,300	177,444
Fifth Third Bancorp	21,800	451,042
First Citizens BancShares, Inc. (Class A Stock)	200	43,956
Fulton Financial Corp.	18,500	221,075
JPMorgan Chase & Co.	31,200	1,733,784
KeyCorp	29,100	398,379
PNC Financial Services Group, Inc. (The)	7,800	665,106
Regions Financial Corp.	40,200	409,638
SunTrust Banks, Inc.	14,400	551,808
U.S. Bancorp	20,800	877,552
Wells Fargo & Co.	42,156	2,140,682

		10,406,309

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	5,300	846,993
Morgan Stanley	22,000	678,920

		1,525,913

Chemicals — 1.2%
Eastman Chemical Co.	1,700	150,042
LyondellBasell Industries NV (Class A Stock)	7,500	746,775

		896,817

Commercial Services & Supplies — 0.5%
Pitney Bowes, Inc.	13,200	364,716

Communications Equipment — 3.0%
Brocade Communications Systems, Inc.*	47,100	429,552
Cisco Systems, Inc.	49,300	1,213,766
Harris Corp.	7,100	548,475

		2,191,793

Construction & Engineering — 0.6%
AECOM Technology Corp.*	13,800	443,532

Consumer Finance — 2.2%
Capital One Financial Corp.	10,900	859,901
Discover Financial Services	12,800	756,864

		1,616,765

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	9,400	1,206,396

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	23,320	827,161
Verizon Communications, Inc.	11,000	549,560

		1,376,721

Electric Utilities — 5.2%
American Electric Power Co., Inc.	10,000	533,500
Duke Energy Corp.	8,000	568,640
Edison International	12,300	678,222
Entergy Corp.	5,300	399,726
Exelon Corp.	12,800	471,424
FirstEnergy Corp.	6,900	233,358
Pinnacle West Capital Corp.	3,100	171,802
PPL Corp.	14,400	505,296
Xcel Energy, Inc.	7,200	221,472

		3,783,440

Energy Equipment & Services — 1.3%
Nabors Industries Ltd.	14,900	390,827
Unit Corp.*	8,600	546,272

		937,099

Food & Staples Retailing — 0.8%
Kroger Co. (The)	12,000	572,880

Food Products — 2.0%
Archer-Daniels-Midland Co.	11,200	503,328
ConAgra Foods, Inc.	11,800	381,140
Tyson Foods, Inc. (Class A Stock)	13,300	564,718

		1,449,186

Gas Utilities — 1.1%
AGL Resources, Inc.	1,900	101,422
Atmos Energy Corp.	6,700	335,670
UGI Corp.	7,900	384,493

		821,585

Health Care Providers & Services — 4.4%
Aetna, Inc.	9,300	721,215
Cigna Corp.	6,100	547,658
HCA Holdings, Inc.*	14,000	741,860
Humana, Inc.	2,700	336,042
UnitedHealth Group, Inc.	500	39,815
WellPoint, Inc.	7,900	856,044

		3,242,634

Hotels, Restaurants & Leisure — 0.2%
Royal Caribbean Cruises Ltd.	2,100	116,109

Household Durables — 0.5%
Whirlpool Corp.	2,600	373,230

Household Products — 1.4%
Procter & Gamble Co. (The)	12,400	1,001,796

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,200	101,520

Industrial Conglomerates — 3.4%
General Electric Co.	92,800	2,486,112

Insurance — 5.3%
ACE Ltd.	5,400	560,034
Aflac, Inc.	5,100	312,273
Allied World Assurance Co. Holdings AG	6,000	225,000
American Financial Group, Inc.	8,700	507,906
American International Group, Inc.	6,300	340,641
Aspen Insurance Holdings Ltd.	3,300	151,635
Chubb Corp. (The)	1,800	166,788
Everest Re Group Ltd.	900	144,018
Hanover Insurance Group, Inc. (The)	3,100	186,155
Kemper Corp.	7,600	265,620
PartnerRe Ltd.	3,100	332,847
Travelers Cos., Inc. (The)	7,000	654,150
Unum Group	2,000	67,820

		3,914,887

IT Services — 1.4%
Computer Sciences Corp.	4,300	270,427
DST Systems, Inc.	5,000	455,750
Xerox Corp.	26,500	327,275

		1,053,452

Machinery — 1.0%
Caterpillar, Inc.	1,800	184,014
Deere & Co.	500	45,585
Trinity Industries, Inc.	6,100	527,833

		757,432

Media — 0.5%
DIRECTV*	2,600	214,344
Walt Disney Co. (The)	1,800	151,218

		365,562

Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	1,600	115,120

Multi-Utilities — 2.2%
Alliant Energy Corp.	6,200	361,460
Ameren Corp.	6,400	251,840
DTE Energy Co.	1,200	91,344
PG&E Corp.	10,300	472,461
Public Service Enterprise Group, Inc.	11,400	444,144

		1,621,249

Multiline Retail — 0.7%
Macy’s, Inc.	7,100	425,219
Target Corp.	2,100	119,196

		544,415

Oil, Gas & Consumable Fuels — 16.5%
Apache Corp.	7,500	699,150
Chesapeake Energy Corp.	14,900	427,928
Chevron Corp.	17,200	2,111,988
ConocoPhillips	14,096	1,126,834
EOG Resources, Inc.	1,000	105,800
Exxon Mobil Corp.	34,500	3,468,285
Hess Corp.	5,800	529,540
Marathon Oil Corp.	12,300	450,918
Occidental Petroleum Corp.	9,000	897,210
PBF Energy, Inc. (Class A Stock)	2,500	79,775

Phillips 66	10,200	864,858
Valero Energy Corp.	13,300	745,465
Whiting Petroleum Corp.*	8,000	574,800

		12,082,551

Pharmaceuticals — 5.1%
Eli Lilly & Co.	5,600	335,216
Johnson & Johnson	16,500	1,674,090
Merck & Co., Inc.	10,300	595,958
Pfizer, Inc.	39,256	1,163,155

		3,768,419

Real Estate Investment Trusts (REITs) — 2.4%
American Capital Agency Corp.	15,200	360,696
Annaly Capital Management, Inc.	26,900	317,151
Brandywine Realty Trust	13,800	211,140
Equity Lifestyle Properties, Inc.	6,000	262,440
MFA Financial, Inc.	31,400	258,422
Senior Housing Properties Trust	15,900	381,282

		1,791,131

Road & Rail — 1.4%
AMERCO	2,200	607,420
CSX Corp.	7,300	214,620
Norfolk Southern Corp.	1,700	171,275

		993,315

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	48,500	1,325,020

Software — 1.1%
CA, Inc.	10,300	295,507
Symantec Corp.	24,800	545,352

		840,859

Specialty Retail — 1.0%
Best Buy Co., Inc.	13,800	381,708
Murphy USA, Inc.*	7,400	376,512

		758,220

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	2,400	1,519,200
Hewlett-Packard Co.	30,900	1,035,150
NetApp, Inc.	1,100	40,711
Western Digital Corp.	7,900	694,015

		3,289,076

Thrifts & Mortgage Finance — 0.4%
Washington Federal, Inc.	13,400	279,122

Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	5,800	586,090

TOTAL COMMON STOCKS (cost $56,238,792)		72,740,862

EXCHANGE TRADED FUND — 0.1%
iShares Russell 1000 Value ETF (cost $94,517)	1,000	98,750

TOTAL LONG-TERM INVESTMENTS (cost $56,333,309)		72,839,612

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $553,804)(a)	553,804	553,804

TOTAL INVESTMENTS — 100.0% (cost $56,887,113)(b)		73,393,416
Other assets in excess of liabilities		775

NET ASSETS — 100.0%		$73,394,191

The following abbreviation is used in the portfolio descriptions:

ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$56,919,511

Appreciation	17,302,711
Depreciation	(828,806)

Net Unrealized Appreciation	$16,473,905

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,282,710	$—	$—
Airlines	1,053,343	—	—
Auto Components	769,752	—	—
Automobiles	634,584	—	—
Banks	10,406,309	—	—
Capital Markets	1,525,913	—	—
Chemicals	896,817	—	—
Commercial Services & Supplies	364,716	—	—
Communications Equipment	2,191,793	—	—
Construction & Engineering	443,532	—	—
Consumer Finance	1,616,765	—	—
Diversified Financial Services	1,206,396	—	—
Diversified Telecommunication Services	1,376,721	—	—
Electric Utilities	3,783,440	—	—
Energy Equipment & Services	937,099	—	—
Food & Staples Retailing	572,880	—	—
Food Products	1,449,186	—	—
Gas Utilities	821,585	—	—
Health Care Providers & Services	3,242,634	—	—
Hotels, Restaurants & Leisure	116,109	—	—
Household Durables	373,230	—	—
Household Products	1,001,796	—	—
Independent Power & Renewable Electricity Producers	101,520	—	—

Industrial Conglomerates	2,486,112	—	—
Insurance	3,914,887	—	—
IT Services	1,053,452	—	—
Machinery	757,432	—	—
Media	365,562	—	—
Metals & Mining	115,120	—	—
Multi-Utilities	1,621,249	—	—
Multiline Retail	544,415	—	—
Oil, Gas & Consumable Fuels	12,082,551	—	—
Pharmaceuticals	3,768,419	—	—
Real Estate Investment Trusts (REITs)	1,791,131	—	—
Road & Rail	993,315	—	—
Semiconductors & Semiconductor Equipment	1,325,020	—	—
Software	840,859	—	—
Specialty Retail	758,220	—	—
Technology Hardware, Storage & Peripherals	3,289,076	—	—
Thrifts & Mortgage Finance	279,122	—	—
Trading Companies & Distributors	586,090	—	—
Exchange Traded Fund	98,750	—	—
Affiliated Money Market Mutual Fund	553,804	—	—

Total	$73,393,416	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.